Other revenues	12 Months Ended
Dec. 31, 2011
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	701	737	(523)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(40)	(176)	24

Equity method investments	141	209	120

Other investments	457	170	549

Other	565	573	619

Other revenues	1,820	1,429	502

Bank
Other revenues

in	2011	2010	2009

Other revenues (CHF million)

Noncontrolling interests without SEI	794	723	(917)

Loans held-for-sale	(4)	(84)	(287)

Long-lived assets held-for-sale	(116)	(182)	13

Equity method investments	137	193	95

Other investments	331	117	907

Other	623	610	879

Other revenues	1,765	1,377	690